Condensed Statements Of Consolidated Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues:
Affiliated	$ 227	$ 239	$ 1,026	$ 1,061	$ 1,018
Nonaffiliated	556	467	2,092	1,853	1,672
Total operating revenues	783	706	3,118	2,914	2,690
Operating expenses:
Wholesale transmission service	132	103	439	393	384
Operation and maintenance	164	155	658	616	578
Depreciation and amortization	184	172	719	673	557
Write off of regulatory assets (Note 5)					25
Provision in lieu of income taxes (Note 9)	44	34	209	193	145
Taxes other than amounts related to income taxes	102	97	400	384	385
Total operating expenses	626	561	2,425	2,259	2,074
Operating income	157	145	693	655	616
Other income and deductions:
Other income (Note 10)	7	8	30	36	49
Other deductions	1	2	9	8	14
Nonoperating provision in lieu of income taxes	5	6	20	22	28
Interest income	8	10	32	38	43
Interest expense and related charges (Note 10)	91	90	359	347	346
Net income	$ 75	$ 65	$ 367	$ 352	$ 320